Offerings	Aug. 28, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.000% Notes due 2029
Amount Registered | shares	458,290,000
Maximum Aggregate Offering Price	$ 454,344,123.10
Fee Rate	0.01476%
Amount of Registration Fee	$ 67,061.19
Offering Note	GBP350,000,000 aggregate principal amount of the 5.000% Notes due 2029 will be issued. The Amount Registered and the Maximum Aggregate Offering Price are based on the August 22, 2024 GBP/U.S. dollar exchange rate of GBP1.00 = U.S. $1.3094, as announced as the noon buying rate by the Board of Governors of the U.S. Federal Reserve System.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.250% Notes due 2041
Amount Registered | shares	458,290,000
Maximum Aggregate Offering Price	$ 440,925,391.90
Fee Rate	0.01476%
Amount of Registration Fee	$ 65,080.59
Offering Note	GBP350,000,000 aggregate principal amount of the 5.250% Notes due 2041 will be issued. The Amount Registered and the Maximum Aggregate Offering Price are based on the August 22, 2024 GBP/U.S. dollar exchange rate of GBP1.00 = U.S. $1.3094, as announced as the noon buying rate by the Board of Governors of the U.S. Federal Reserve System.